Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost:
Property, Plant and Equipment, Gross		$ 5,819	$ 3,175
Less – Accumulated depreciation		(1,256)	(1,297)
Property, Plant and Equipment, Net	$ 4,811	4,563	1,878
Plant (new production facility) [Member]
Cost:
Property, Plant and Equipment, Gross		4,568	1,782
Computers and equipment [Member]
Cost:
Property, Plant and Equipment, Gross		649	635
Leasehold improvements [Member]
Cost:
Property, Plant and Equipment, Gross		445	458
Office furniture and equipment [Member]
Cost:
Property, Plant and Equipment, Gross		144	148
Vehicles [Member]
Cost:
Property, Plant and Equipment, Gross		$ 13	$ 152